Harbor Target Retirement 2015 Fund
Harbor Target Retirement 2015 Fund Fund Summary
Investment Objective
The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Harbor Target Retirement 2015 Fund		Institutional Class	Administrative Class	Investor Class
Management Fees		none	none	none
Distribution and/or Service (12b-1) Fees		none	0.25%	0.25%
Other Expenses		none	none	0.12%
Acquired Fund Fees and Expenses	[1]	0.64%	0.64%	0.64%
Total Annual Fund Operating Expenses	[2]	0.64%	0.89%	1.01%
[1]	The Fund's shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See "The Adviser" on page 51 for further details.
[2]	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example Harbor Target Retirement 2015 Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional	65	205	357	798
Administrative	91	284	493	1,096
Investor	103	322	558	1,236

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover in the most recent fiscal year was 50%.
Principal Investment Strategy
The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2015 (the target year) and assumes a retirement age of 65. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually during retirement. This Fund may not be appropriate for an investor who plans to retire in or within a few years of the target year, but at an age well before or after age 65. As the target year approaches, the Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2015, the Fund's asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund's assets are currently allocated among the following asset classes:

■ Fixed Income	63%
■ Domestic Equity & Commodity	19%
■ International and Global Equity	14%
■ Short Term	4%

See "The Funds' Investments" section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund's actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund's shareholders. Accordingly, the Fund's actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the "Asset Allocation Framework" section of this prospectus for further details on the Fund's asset allocation.

The Fund's indirect bond holdings (approximately 63% of the Fund's assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds; mortgage- and asset-backed securities, all with maturities of more than one year; emerging markets debt; and derivative instruments that provide exposure to such securities. The Fund's indirect short-term investments consist of high-quality, short-term money market instruments.

The Fund's indirect stock holdings (approximately 33% of the Fund's assets) consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries. The Fund's indirect commodity holdings consist primarily of commodity-linked derivative instruments, collateralized by an actively managed portfolio of inflation-indexed bonds and other fixed income securities.
Principal Risks
The performance and risks of each Target Retirement Fund will correspond to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following fund wide risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a Subadviser of one or more of a Target Retirement Fund's actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.

Market and Issuer risk: For equity securities, markets are volatile and can decline significantly in response to adverse market, economic, political or regulatory developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock. For fixed income securities, adverse economic conditions increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain underlying Harbor funds in which the Fund may invest (Harbor Emerging Markets Debt Fund, Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risk.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES
With approximately 63% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund's portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are at, or near, historic lows, which may increase an underlying fund's exposure to risks associated with rising rates.

Credit risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. Default risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.

RISKS ASSOCIATED WITH EQUITY SECURITIES
With approximately 31% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES/EMERGING MARKETS
Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund's investments in foreign securities may also be subject to foreign withholding taxes.

The recent global economic crisis brought several European governments close to bankruptcy and many other economies into recession and weakened the banking and financial sectors of many countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Emerging market risk: Foreign securities risks are more significant in emerging market countries, such as those in Eastern Europe, Latin America and the Pacific Basin. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE
With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors. Future legislative or regulatory developments may adversely affect the ability of an underlying Harbor fund and, in turn, the Fund, to gain commodity exposure as contemplated.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	9.82%	2nd/2009
Worst Quarter	-7.82%	3rd/2011

Average Annual Total Returns — As of December 31, 2012
Average Annual Total Returns Harbor Target Retirement 2015 Fund	One Year	Five Years	Ten Years	Life of Fund	inception date
Institutional Class	12.31%			10.89%	Jan. 02, 2009
Institutional Class After Taxes on Distributions	10.71%			8.48%	Jan. 02, 2009
Institutional Class After Taxes on Distributions and Sale of Fund Shares	8.17%			8.10%	Jan. 02, 2009
Administrative Class	12.42%			10.89%	Jan. 02, 2009
Investor Class	12.42%			10.89%	Jan. 02, 2009
Russell 3000® (reflects no deduction for fees, expenses or taxes)	16.42%			15.26%
MSCI EAFE (ND) (reflects no deduction for fees, expenses or taxes)	17.32%			9.99%
Barclays U.S. Aggregate Bond (reflects no deduction for fees, expenses or taxes)	4.22%			6.13%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.